Operating Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Right-of-use operating lease assets	$ 93.5	$ 88.1	$ 0.0
Operating lease liabilities	113.2	$ 95.5
Non-operating expenses related to impairment charges on lease assets	$ 12.3